Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information Line Items
Entity Central Index Key	0002002045
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42523
Entity Registrant Name	GCL GLOBAL HOLDINGS LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	534119
Entity Common Stock, Shares Outstanding	128,008,703
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1247
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of GCL Global Holdings Ltd. and its subsidiaries (the Company) as of March 31, 2026, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity and cash flows for the year then ended, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at March 31, 2026, and the results of its operations and its cash flows for the year then ended, in conformity with U.S. generally accepted accounting principles.

Auditor Name	Ernst & Young LLP
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information Line Items
Contact Personnel Name	Sebastian Toke
Entity Address, Address Line One	29 Tai Seng Avenue #02-01
Entity Address, Address Line Two	Natural Cool Lifestyle Hub
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	534119
City Area Code	65
Local Phone Number	80427330
Ordinary Shares, $0.0001 par value per share
Document Information Line Items
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	GCL
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Document Information Line Items
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	GCLWW
Security Exchange Name	NASDAQ